Average Annual Total Returns{- Fidelity China Region Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity China Region Fund	Fidelity China Region Fund Return Before Taxes Past 1 year	Fidelity China Region Fund Return Before Taxes Past 5 years	Fidelity China Region Fund Return Before Taxes Past 10 years	Fidelity China Region Fund After Taxes on Distributions Past 1 year	Fidelity China Region Fund After Taxes on Distributions Past 5 years	Fidelity China Region Fund After Taxes on Distributions Past 10 years	Fidelity China Region Fund After Taxes on Distributions and Sales Past 1 year	Fidelity China Region Fund After Taxes on Distributions and Sales Past 5 years	Fidelity China Region Fund After Taxes on Distributions and Sales Past 10 years	IXYE2 Past 1 year	IXYE2 Past 5 years	IXYE2 Past 10 years
Total	47.79%	18.87%	10.98%	45.29%	18.41%	9.76%	28.61%	15.29%	8.61%	28.12%	15.38%	8.04%